Goodwill and Intangible Assets - Expected Amortization (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Estimated amortization of intangible assets
2022		$ 1,823
2023		1,823
2024		1,823
2025		1,823
2026		1,823
Thereafter		4,765
Total finite-lived intangible assets	$ 12,513	$ 13,880	$ 12,889